April 15, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Dominic Minore and Kevin Rupert

Re:	Registration Statement on Form N-14 of Highland Funds I (the “Registrant”) (file no. 333-172618)
Dear Mr. Minore and Mr. Rupert:
     On behalf of the Registrant, we are filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Registration Statement”), with exhibits. The Registration Statement relates to the proposed reorganizations of Highland Floating Rate Advantage Fund and Highland Floating Rate Fund (each, an “Acquired Fund”) with and into Highland Floating Rate Opportunities Fund (the “Acquiring Fund”), a series of the Registrant (together, the “Reorganizations”). Upon the consummation of the Reorganizations, it is expected that Highland Floating Rate Opportunities Fund will succeed to the accounting and performance history of Highland Floating Rate Advantage Fund.
     The Prospectus/Proxy Statement that constitutes Part A of the Registration Statement will be used in connection with a meeting of shareholders of each Acquired Fund at which the shareholders will be asked to vote on the Reorganization of their Fund. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting, currently scheduled to take place in May 2011.
     Please direct any questions regarding the enclosed materials to the undersigned at 617-235-4636.

Sincerely,

/s/ Jessica Reece

Jessica Reece, Esq.

cc:	Brian Mitts, Highland Capital Management, L.P. Elizabeth Reza, Esq. Adam Collicelli, Esq.